First Eagle Funds

1345 Avenue of the Americas

New York, NY 10105

January 2, 2024

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	First Eagle Funds (the “Trust”), File Nos. 033-63560; 811-7762

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as certification that the:

(1)	form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 114 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), the Trust’s most recent amendment; and

(2)	text of the Amendment was filed electronically via EDGAR on December 27, 2023 (SEC Accession No.: 0000930413-23-002710).

Sincerely,

/s/ Casey Walker
Casey Walker